SOFTWARE AND SOFTWARE DEVELOPMENT COSTS (Details - Estimated future amortization) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
2025	$ 1,644,362	$ 2,192,484
2026	2,192,484	2,192,484
2027	2,192,484	2,192,484
Finite lived intangible assets	$ 9,043,996	9,592,118
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
2025		246,676
2026		108,894
2027		47,813
Finite lived intangible assets		$ 403,383